Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
Note 4 - Inventories

Inventories are summarized as follows:

Dollars in thousands	December 31, 2019	December 31, 2018
Food, treats and supplements	$6,425	$1,301
Inventory packaging and supplies	504	133
Other products and accessories	73	191
	7,002	1,625
Inventory reserve	(422)	(68)
	$6,580	$1,557